Post Retirement and Other Long Term Employees Benefits (Details 3)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Weighted average assumptions used in the determination of the benefit obligation and the plan asset
Discount rate	4.14%	4.68%	5.11%
Salary increase rate	2.99%	3.13%	3.08%
Expected long-term rate of return on funds for the pension expense of the year	4.57%	4.99%	5.28%